LEASES AND SIMILAR ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of recognised finance lease as assets by lessee [abstract]
Disclosure of recognised finance lease as assets by lessee [text block]
	2020	2021	2022	2023	2024	Others	Total
Lease liabilities payments	66,415	52,134	41,069	32,079	21,481	23,826	237,004

	Thousands of U.S. dollars
	Net carrying amount of asset
	2018 (*)	2019

Furniture, tools and other tangible assets	4,815	6,512
Plant and machinery	983	495
Buildings	-	174,557
Total	5,798	181,564

(*) Recorded in property, plant and equipment as of December 31, 2018 (see Note 9).